Offerings - Offering: 1	Aug. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	48,997,559
Proposed Maximum Offering Price per Unit	21.935
Maximum Aggregate Offering Price	$ 1,074,761,456.66
Fee Rate	0.01381%
Amount of Registration Fee	$ 148,424.56
Offering Note	1a. The securities to be registered are shares of common stock, par value $0.01 per share ("Common Stock"), of Criteo Holdings, Inc. ("U.S. Criteo") issuable to shareholders of Criteo S.A. ("Lux Criteo") upon the merger (the "Merger") of Lux Criteo with and into U.S. Criteo based on the number of ordinary shares, with a nominal value of EUR 0.025 per share ("Ordinary Shares"), of Lux Criteo estimated to be issued and outstanding immediately prior to the Merger. Pursuant to the Merger, each issued and outstanding Ordinary Share will automatically be cancelled, and U.S. Criteo will issue the holder thereof in exchange therefor shares of Common Stock on a one-to-one basis. 1b. Estimated in accordance with Rule 457(c) and Rule 457(f)(1) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the Ordinary Shares on the Nasdaq Global Select Market on July 29, 2026 (such date being within 5 business days prior to the date of filing this registration statement).